Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 225,473	$ 183,211
Restricted cash, current (Notes 7 and 12)	12,283	7,299
Trade accounts receivable, net	65,563	38,090
Inventories (Note 4)	62,437	47,294
Due from managers	218	358
Due from related parties (Note 3)	466	481
Prepaid expenses and other receivables	21,122	17,687
Derivatives, current asset portion (Note 12)	335	0
Other current assets (Note 13)	12,529	12,991
Total Current Assets	400,426	307,411
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	3,077,899	2,877,119
Total Fixed Assets	3,077,899	2,877,119
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,434	1,321
Restricted cash, non-current (Notes 7 and 12)	5,021	5,021
Leased buildings, right-of-use assets	718	886
Derivatives, non-current asset portion (Note 12)	3,397	0
Other non-current assets (Note 3)	60	35
TOTAL ASSETS	3,488,955	3,191,793
CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized notes issuance costs of $564 as of June 30, 2021 (Note 7)	49,436	0
Current portion of long-term bank loans (Note 7)	153,930	144,900
Lease financing short term (Note 6)	54,723	44,873
Accounts payable	33,436	32,853
Due to managers	10,425	7,813
Due to related parties (Note 3)	3,171	1,439
Accrued liabilities	25,953	20,940
Derivatives, current liability portion (Note 12)	3,711	1,939
Deferred revenue	21,268	11,675
Total Current Liabilities	356,053	266,432
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized notes issuance costs of $768 as of December 31, 2020 (Note 7)	0	49,232
Long-term bank loans, net of current portion and unamortized loan issuance costs of $13,761 and $10,789, as of December 31, 2020 and June 30, 2021, respectively (Note 7)	930,217	938,699
Lease financing long term, net of unamortized lease issuance costs of $6,181 and $6,194, as of December 31, 2020 and June 30, 2021, respectively (Note 6)	443,537	382,417
Derivatives, non-current liability portion (Note 12)	603	2,265
Fair value of below market time charters acquired	0	1,289
Leased buildings, operating lease liabilities	718	886
Other non-current liabilities	1,006	1,046
TOTAL LIABILITIES	1,732,134	1,642,266
COMMITMENTS & CONTINGENCIES (Note 11)	0	0
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2020 and June 30, 2021, respectively (Note 8)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 97,146,687 shares issued and 97,139,716 shares (net of treasury shares) outstanding as of December 31, 2020; 102,239,716 shares issued and outstanding as of June 30, 2021 (Note 8)	1,022	971
Additional paid in capital	2,621,126	2,548,956
Treasury shares (6,971 and 0 shares at December 31, 2020 and June 30, 2021, respectively) (Note 8)	0	(93)
Accumulated other comprehensive income/(loss)	1,687	(3,993)
Accumulated deficit	(867,014)	(996,314)
Total Shareholders' Equity	1,756,821	1,549,527
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,488,955	$ 3,191,793